Submission	Feb. 19, 2026
Submission [Line Items]
Central Index Key	0001287480
Registrant Name	BLACKROCK FLOATING RATE INCOME TRUST
Registration File Number	333-292301
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A